RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019 USD ($)	Jul. 31, 2018 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) very_large_crude_carrier	Dec. 31, 2017 USD ($) suezmax_tanker	Dec. 31, 2017 USD ($) very_large_crude_carrier	Dec. 31, 2017 USD ($)	Aug. 31, 2019 USD ($) vessel	Jun. 30, 2016 USD ($)	Jan. 01, 2014 vessel
Related Party Transaction [Line Items]
Number of leased assets | vessel									5
Promissory notes				$ 20,084,000	$ 21,894,000
Contingent rental income				(2,607,000)	(19,738,000)			$ (26,148,000)
Lease termination payment					(22,391,000)			(19,006,000)
Profit share expense				4,800,000	$ 1,500,000			5,600,000
Payment Of Guarantee Fee				3,400,000
$275.0 million revolving credit facility
Related Party Transaction [Line Items]
Principal amount				270,000,000.0
Debt Instrument, Increase (Decrease), Net				$ (66,000,000)
SFL
Related Party Transaction [Line Items]
Number of leased assets | vessel				3
Number of vessels whose lease was terminated			3		6	2	2
Interest Expense, Related Party				$ 6,940,000	$ 16,400,000			25,980,000
Contingent rental income				(2,607,000)	(19,738,000)			(26,148,000)
Related party transactions, Charterhire Paid Including Principal and Interest				11,745,000	47,324,000			75,055,000
Lease termination payment				0	(22,391,000)			(19,006,000)
Contingent rental income, net				2,200,000	19,700,000			26,100,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments				87,930,000	99,784,000	$ 299,016,000	$ 299,016,000	299,016,000
Profit share expense				4,800,000	1,500,000			5,600,000
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel											2
Number of Ship Finance vessels involved in pooling arrangement | vessel											2
Pool earnings allocated on a net basis				1,500,000	200,000			$ 2,100,000
SFL | SFL Promissory Notes
Related Party Transaction [Line Items]
Promissory notes				20,100,000	21,900,000
Interest Expense, Related Party				1,600,000	900,000
Feen Marine Scrubbers Inc.
Related Party Transaction [Line Items]
Due from Related Parties			$ 6,000,000
Increase (Decrease) in Notes Receivable, Related Parties		$ 3,000,000
Related Party Transaction, Purchases from Related Party					26,000,000
Repayment of related party loan notes				9,100,000	8,200,000
Other Affiliates Of Hemen
Related Party Transaction [Line Items]
Guarantee From Related Party									$ 547,000,000
Payment Of Guarantee Fee				3,400,000
Other Affiliates Of Hemen | $275.0 million revolving credit facility
Related Party Transaction [Line Items]
Interest Expense, Related Party				8,900,000	$ 9,300,000
Principal amount										$ 275,000,000.0
Debt Instrument, Increase (Decrease), Net				66,000,000
Debt Instrument, Unused Borrowing Capacity, Amount				$ 155,000,000
Loan facility extended period	6 months